COMMITMENTS AND CONTINGENCIES - Additional Information - 5 Guarantees (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 City of Dreams - Cotai Land [Member] USD ($) Agreement	Dec. 31, 2013 Studio City - Studio City Land [Member] Trade Credit Facility [Member] USD ($)	Oct. 31, 2013 Studio City - Studio City Land [Member] Trade Credit Facility [Member] USD ($)	Oct. 31, 2013 Studio City - Studio City Land [Member] Trade Credit Facility [Member] HKD	Dec. 31, 2013 Guarantee Obligations [Member] USD ($)	Dec. 31, 2013 Guarantee Obligations [Member] MOP
Commitments And Contingencies [Line Items]
Issuance of promissory note					$ 68,635,000	550,000,000
Number of deeds of guarantee with third parties	2
Amount entered with third parties in relation to guarantee	35,000,000
Amount entered with a bank to meet the construction payment obligations			25,707,000	200,000,000
Credit facility utilized		$ 11,658,000